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[MetLife Letterhead]


                                                       Heather C. Harker
                                                       Assistant General Counsel

August 30, 2018


Metropolitan Tower Life Insurance Company
200 Park Avenue
New York, NY 10166


VIA EDGAR TRANSMISSION


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   General American Separate Account Two
            File No. 811-02162

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2018 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of General American Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618; and

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

Sincerely,

/s/Heather C. Harker

Heather C. Harker
Assistant General Counsel
Metropolitan Tower Life Insurance Company